Consolidated Shareholders' Equity - Summary of Currency Translation Differences (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of classes of share capital [Line Items]
Attributable to equity holders of Sanofi	€ 58,089	€ 57,554	€ 58,049
Attributable to non-controlling interests	169	170	161
Total equity	58,258	57,724	58,210	€ 56,268
Reserve of exchange differences on translation [Member]
Disclosure of classes of share capital [Line Items]
Attributable to equity holders of Sanofi	(1,439)	1,787	701
Attributable to non-controlling interests	(32)	(18)	(22)
Total equity	€ (1,471)	€ 1,769	€ 679